[Janus letterhead]
December 21, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the proxy statement filed with the Securities and Exchange Commission on December 19, 2012.
No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.
If you have any questions regarding this filing, please call me at (303) 336-4132.
Respectfully,
/s/ Christine A. Scheel
Christine A. Scheel
Legal Counsel
Enclosure (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt